Interests in entities - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Interests in entities [Line Items]
Number of consolidated subsidiaries not wholly owned	3	4
Total sales	€ 18,021	€ 18,169	€ 17,827
Net income (loss)	(698)	(463)	€ (1,605)
Share of profit (loss) of associates accounted for using equity method	20
Philips Medical Capital LLC
Interests in entities [Line Items]
Stake in unconsolidated structured entity	31	27
Total for all associates
Interests in entities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	103
Currency translation differences	(10)	(21)
B-soft
Interests in entities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	63
Subsidiaries with material non-controlling interests
Interests in entities [Line Items]
Total sales	467	492
Net income (loss)	€ 10	€ 27